PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
554,738	Schwab U.S. TIPS ETF	$31,486,929	3.9
130,279	Vanguard Real Estate ETF	12,148,517	1.5

	Total Exchange-Traded Funds (Cost $41,074,551)	43,635,446	5.4

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
2,534,884	Voya Floating Rate Fund - Class I	24,056,049	3.0
2,459,397	Voya Global Bond Fund - Class R6	23,782,364	2.9
7,407,033	Voya Intermediate Bond Fund - Class R6	77,329,429	9.6
3,009,187	Voya Large Cap Value Fund - Class R6	38,698,147	4.8
901,987	Voya Large-Cap Growth Fund - Class R6	41,527,495	5.2
754,553	Voya MidCap Opportunities Portfolio - Class I	9,801,647	1.2
2,382,719	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,425,834	3.5
2,934,723	Voya Multi-Manager International Equity Fund - Class I	32,546,081	4.0
8,754,206	Voya Multi-Manager International Factors Fund - Class I	81,851,823	10.2
1,036,030	Voya Multi-Manager Mid Cap Value Fund - Class I	10,422,460	1.3
2,627,454	Voya Short Term Bond Fund - Class R6	25,932,967	3.2
1,043,801	Voya Small Company Portfolio - Class I	16,335,478	2.0
3,888,098	Voya Strategic Income Opportunities Fund - Class R6	40,086,293	5.0
1,445,776	Voya U.S. Bond Index Portfolio - Class I	15,860,159	2.0
3,328,902	Voya U.S. High Dividend Low Volatility Fund - Class R6	40,912,203	5.1
5,373,855	Voya U.S. Stock Index Portfolio - Class I	84,799,429	10.5
4,511,923	VY BrandywineGLOBAL - Bond Portfolio - Class I	47,149,595	5.9
2,828,511	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	79,877,161	9.9
476,966	VY® T. Rowe Price Growth Equity Portfolio - Class I	39,397,404	4.9

	Total Mutual Funds (Cost $755,168,576)	758,792,018	94 .2

	Total Investments in Securities (Cost $796,243,127)	$802,427,464	99 .6
	Assets in Excess of Other Liabilities	3,148,300	0 .4
	Net Assets	$805,575,764	100 .0

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,635,446	$–	$–	$43,635,446
Mutual Funds	758,792,018	–	–	758,792,018
Total Investments, at fair value	$802,427,464	$–	$–	$802,427,464
Other Financial Instruments+
Futures	385,088	–	–	385,088
Total Assets	$802,812,552	$–	$–	$802,812,552
Liabilities Table
Other Financial Instruments+
Futures	$(535,047)	$–	$–	$(535,047)
Total Liabilities	$(535,047)	$–	$–	$(535,047)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,643,329	$90,314	$(8,257,969)	$524,326	$-	$-	$388,480	$-
Voya Floating Rate Fund - Class I	38,275,752	3,433,830	(18,998,154)	1,344,621	24,056,049	1,055,703	(848,314)	-
Voya Global Bond Fund - Class R6	23,006,749	3,528,127	(3,316,583)	564,071	23,782,364	645,693	321,199	-
Voya Intermediate Bond Fund - Class R6	76,512,538	18,881,227	(23,373,833)	5,309,497	77,329,429	2,134,484	72,458	-
Voya International Index Portfolio - Class I	30,578,452	640,915	(31,924,988)	705,621	-	-	2,968,242	-
Voya Large Cap Value Fund - Class R6	30,747,560	8,199,700	(5,133,039)	4,883,926	38,698,147	385,167	29,117	-
Voya Large-Cap Growth Fund - Class R6	38,465,854	2,196,699	(7,780,516)	8,645,458	41,527,495	-	(596,317)	-
Voya MidCap Opportunities Portfolio - Class I	13,485,804	1,581,784	(5,894,767)	628,826	9,801,647	9,327	541,179	1,153,763
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,632,981	4,004,123	(9,593,720)	3,382,450	28,425,834	-	587,867	-
Voya Multi-Manager International Equity Fund - Class I	34,464,882	3,488,735	(9,909,374)	4,501,838	32,546,081	-	30,365	-
Voya Multi-Manager International Factors Fund - Class I	42,059,891	44,630,818	(9,531,338)	4,692,452	81,851,823	-	(733,399)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	13,440,213	1,143,995	(6,536,167)	2,374,419	10,422,460	-	(125,727)	-
Voya Short Term Bond Fund - Class R6	24,872,619	5,163,855	(4,733,382)	629,875	25,932,967	445,750	(54,711)	-
Voya Small Company Portfolio - Class I	15,375,955	3,969,281	(3,513,421)	503,663	16,335,478	63,675	(278,275)	2,155,825
Voya Strategic Income Opportunities Fund - Class R6	-	43,240,877	(3,519,540)	364,956	40,086,293	831,745	24,355	-
Voya U.S. Bond Index Portfolio - Class I	65,024,165	5,568,877	(55,697,285)	964,402	15,860,159	653,536	1,005,948	-
Voya U.S. High Dividend Low Volatility Fund - Class I	30,736,651	10,071,413	(43,495,319)	2,687,255	-	389,336	157,758	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	38,056,494	-	2,855,709	40,912,203	-	-	-
Voya U.S. Stock Index Portfolio - Class I	23,383,469	74,548,968	(14,710,262)	1,577,254	84,799,429	229,527	(1,102)	4,623,326
VY® Goldman Sachs Bond Portfolio - Class I	40,052,626	12,217,766	(8,315,957)	3,195,160	47,149,595	912,887	22,561	-
VY® Invesco Comstock Portfolio - Class I	23,405,599	270,941	(22,256,711)	(1,419,829)	-	-	5,114,271	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	78,486,591	6,926,955	(14,941,756)	9,405,371	79,877,161	282,099	(279,956)	4,031,228
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,765,610	13,453,375	(5,337,313)	515,732	39,397,404	74,659	726,014	4,318,024
	$711,417,290	$305,309,067	$(316,771,392)	$58,837,053	$758,792,018	$8,113,588	$9,072,013	$16,282,166

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	104	12/20/19	$7,930,000	$(233,699)
S&P 500® E-Mini	165	12/20/19	24,572,625	(242,039)
U.S. Treasury Ultra Long Bond	43	12/19/19	8,251,969	206,827
			$40,754,594	$(268,911)
Short Contracts:
Mini MSCI EAFE Index	(262)	12/20/19	(24,869,040)	26,326
Mini MSCI Emerging Markets Index	(164)	12/20/19	(8,215,580)	151,935
U.S. Treasury 10-Year Note	(62)	12/19/19	(8,079,375)	(59,309)
			$(41,163,995)	$118,952

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $810,464,915.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$17,935,997
Gross Unrealized Depreciation	(26,123,807)

Net Unrealized Depreciation	$(8,187,810)